UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended:  March 31, 1999

Check here if Amendment [ x ]; Amendment Number:
This Amendment  (Check only one.):  [ x ] is a restatement.
                             [   ] adds new holdings entries.

Investment Manager Filing this Report:

Name:         Rayner Associates, Inc.
Address: 655 Redwood Highway
         Suite 370
         Mill Valley, California 94941

13F File Number:  28-6446

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Arno A. Rayner
Title:   President
Phone:   415-332-7433
Signature, Place, and Date of Signing:

Arno A. Rayner          Mill Valley, California       May 14, 1999

Report Type:

[x]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

    FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     68

FORM 13F INFORMATION TABLE VALUE TOTAL:     150906

                                                              FORM 13F
                                                           March 31, 1999


                              Voting Authority

                         --------------------------
                                                           Value   Shares/  Sh/
Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn
Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------

AFLAC, Inc.                    COM              001055102     1522    27950 SH
     Sole                    27950
AT&T Corp.                     COM              001957109      851    10667 SH
     Sole                    10667
Abbott Labs                    COM              002824100     2678    57200 SH
     Sole                    57200
Albertsons                     COM              013104104      495     9100 SH
     Sole                     9100
Allstate Corp.                 COM              020002101      236     6370 SH
     Sole                     6370
American International Group   COM              026874107     1557    12907 SH
     Sole                    12907
Automatic Data Processing      COM              053015103     3794    91700 SH
     Sole                    91700
Bank Of America Corp.          COM              060505104     1508    21346 SH
     Sole                    21346
Bell Atlantic Corp.            COM              077853109      638    12350 SH
     Sole                    12350
BellSouth Corp.                COM              079860102      349     8712 SH
     Sole                     8712
Bristol Myers Squibb           COM              110122108     4514    70400 SH
     Sole                    70400
Cardinal Health, Inc.          COM              14149Y108     1874    28400 SH
     Sole                    28400
Chevron                        COM              166751107     1514    17056 SH
     Sole                    17056
Cintas Corp.                   COM              172908105     4276    65400 SH
     Sole                    65400
Cisco Systems                  COM              17275R102     5075    46325 SH
     Sole                    46325
Citigroup Inc.                 COM              172967101     1622    25400 SH
     Sole                    25400
Coastal Corp.                  COM              190441105      680    20600 SH
     Sole                    20600
Coca-Cola                      COM              191216100      718    11700 SH
     Sole                    11700
Colgate - Palmolive            COM              194162103     2254    24500 SH
     Sole                    24500
Compaq Computer Corp.          COM              204493100      352    11100 SH
     Sole                    11100
Computer Associates            COM              204912091      267     7500 SH
     Sole                     7500
Conseco, Inc.                  COM              208464107      346    11200 SH
     Sole                    11200
Danaher Corp.                  COM              235851102      784    15000 SH
     Sole                    15000
Dell Computer Corp.            COM              247025109      335     8200 SH
     Sole                     8200
Disney Co.                     COM              254687106      970    31160 SH
     Sole                    31160
Dollar General                 COM              256669102     2854    83952 SH
     Sole                    83952
Du Pont                        COM              263534109      540     9300 SH
     Sole                     9300
Emerson Electric               COM              291011104      318     6000 SH
     Sole                     6000
Exxon                          COM              302290101     2211    31332 SH
     Sole                    31332
Fannie Mae                     COM              313586109     3880    56025 SH
     Sole                    56025
Finova Group, Inc.             COM              317928109     2729    52600 SH
     Sole                    52600
First Union                    COM              337358105     1601    29960 SH
     Sole                    29960
Fiserv, Inc.                   COM              337738108     2906    54200 SH
     Sole                    54200
GTE Corp.                      COM              362320103     1204    19900 SH
     Sole                    19900
General Electric               COM              369604103     9315    84200 SH
     Sole                    84200
Gillette                       COM              375766102     2788    46900 SH
     Sole                    46900
HRPT Properties Trust          COM              40426W101      335    24800 SH
     Sole                    24800
Heinz                          COM              423074103      208     4400 SH
     Sole                     4400
Home Depot                     COM              437076102     2732    43890 SH
     Sole                    43890
Informix Corp.                 COM              456779107       83    11300 SH
     Sole                    11300
Innkeepers USA Trust           COM              4576J0104      359    38500 SH
     Sole                    38500
Intel Corp.                    COM              458140100     3646    30670 SH
     Sole                    30670
International Business Machine COM              459200101     7179    40500 SH
     Sole                    40500
Johnson & Johnson              COM              478160104     5020    53685 SH
     Sole                    53685
KLA - Tencor Corp.             COM              482480100      243     5000 SH
     Sole                     5000
Lucent Technologies, Inc.      COM              549463107     7109    65824 SH
     Sole                    65824
McDonalds                      COM              580135101      317     7000 SH
     Sole                     7000
Merck                          COM              589331107     4663    58200 SH
     Sole                    58200
Microsoft                      COM              594918104     5624    62750 SH
     Sole                    62750
Mobil                          COM              607059102     2739    31120 SH
     Sole                    31120
Morgan Stanley, Dean Witter Di COM              617446448     4293    42956 SH
     Sole                    42956
Oracle Systems                 COM              68389X105     2063    78224 SH
     Sole                    78224
Pepsico                        COM              713448108     3076    78500 SH
     Sole                    78500
Pfizer Inc.                    COM              717081103     2266    16330 SH
     Sole                    16330
Procter & Gamble               COM              742718109     2850    29100 SH
     Sole                    29100
SBC Communications             COM              78387G103     1374    29116 SH
     Sole                    29116
Safeway                        COM              786514208     4526    88200 SH
     Sole                    88200
Sara Lee                       COM              803111103      695    28100 SH
     Sole                    28100
Schering-Plough                COM              806605101      901    16300 SH
     Sole                    16300
Staples Inc.                   COM              855030102     6461   196525 SH
     Sole                   196525
Tellabs, Inc.                  COM              879664100      264     2700 SH
     Sole                     2700
U.S. Bancorp                   COM              902973106     1238    36340 SH
     Sole                    36340
Walgreen                       COM              931422109     1138    40300 SH
     Sole                    40300
Warner-Lambert                 COM              934488107     1780    26870 SH
     Sole                    26870
Williams Companies, Inc.       COM              969457100      849    21500 SH
     Sole                    21500
Xerox                          COM              984121103     5856   112350 SH
     Sole                   112350
Felcor Lodging Tr $1.95 Ser  A PRD              31430F200      570    27000 SH
     Sole                    27000
K-Mart Conv. Pfd. 7.75%        PRD              498778208      895    14800 SH
     Sole                    14800
REPORT SUMMARY                 68 DATA RECORDS              150906            0
OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
[/TABLE]